OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS

NOTE 2  -          OTHER CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2014	2013
Prepaid expenses and others	9,779	9,314
Government institutions	2,694	1,716
Deferred installation expenses	2,485	2,905
Deferred income taxes (*)	3,649	3,692
Advances to suppliers	324	457
Employees	343	300
Forward Exchange Contracts	1,580	-
Others	1,464	53
	22,318	18,437

(*)	See Note 15.